Segment Information - Segment information about assets, liabilities, and additions to property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information
Segment Assets	$ 271,246,332	$ 290,343,892
Segment Liabilities	183,307,299	184,718,659
Additions to Property, Plant and Equipment	20,131,738	19,108,284	$ 18,708,491
Reconciliation of segment assets to total assets
Assets	271,246,332	290,343,892
Reconciliation of segment liabilities to total liabilities
Liabilities	183,307,299	184,718,659
Cable
Segment Information
Additions to Property, Plant and Equipment	14,182,848	12,995,448	12,835,918
Reconciliation of segment assets to total assets
Investments	515,002	567,435
Goodwill	13,794,684	13,794,684
Equity method loss recognized in income	7,826	62,329	47,024
Sky
Segment Information
Additions to Property, Plant and Equipment	5,361,494	4,039,020	4,020,405
Content
Segment Information
Additions to Property, Plant and Equipment	479,731	1,690,805	1,349,954
Reconciliation of segment assets to total assets
Investments	29,096,777	53,264,422
Goodwill	241,973	241,973
Equity method gain recognized in income	(5,739,833)	642,768	564,226
Other Businesses
Segment Information
Additions to Property, Plant and Equipment	107,665	383,011	502,214
Reconciliation of segment assets to total assets
Investments	204,464	196,474
Goodwill	76,969	76,969
Equity method gain recognized in income	7,991	584	15,731
Operating segment
Segment Information
Segment Assets	227,316,463	222,201,935	223,306,809
Segment Liabilities	64,356,435	70,626,022	78,500,044
Additions to Property, Plant and Equipment	20,131,738	19,108,284	18,708,491
Reconciliation of segment assets to total assets
Assets	227,316,463	222,201,935	223,306,809
Reconciliation of segment liabilities to total liabilities
Liabilities	64,356,435	70,626,022	78,500,044
Operating segment | Cable
Segment Information
Segment Assets	112,478,015	105,841,104	99,678,509
Segment Liabilities	22,295,808	21,637,395	21,294,108
Reconciliation of segment assets to total assets
Assets	112,478,015	105,841,104	99,678,509
Reconciliation of segment liabilities to total liabilities
Liabilities	22,295,808	21,637,395	21,294,108
Operating segment | Sky
Segment Information
Segment Assets	26,423,707	27,755,967	30,350,221
Segment Liabilities	10,696,397	12,902,845	13,680,854
Reconciliation of segment assets to total assets
Assets	26,423,707	27,755,967	30,350,221
Reconciliation of segment liabilities to total liabilities
Liabilities	10,696,397	12,902,845	13,680,854
Operating segment | Content
Segment Information
Segment Assets	80,237,558	78,336,679	83,525,004
Segment Liabilities	27,427,941	31,555,070	39,960,653
Reconciliation of segment assets to total assets
Assets	80,237,558	78,336,679	83,525,004
Reconciliation of segment liabilities to total liabilities
Liabilities	27,427,941	31,555,070	39,960,653
Operating segment | Other Businesses
Segment Information
Segment Assets	8,177,183	10,268,185	9,753,075
Segment Liabilities	3,936,289	4,530,712	3,564,429
Reconciliation of segment assets to total assets
Assets	8,177,183	10,268,185	9,753,075
Reconciliation of segment liabilities to total liabilities
Liabilities	3,936,289	4,530,712	$ 3,564,429
Debt not allocated to segments
Segment Information
Segment Liabilities	118,950,864	114,092,637
Reconciliation of segment liabilities to total liabilities
Liabilities	118,950,864	114,092,637
OCEN and subsidiaries
Reconciliation of segment assets to total assets
Goodwill	$ 359,613	$ 359,613